Investee Companies and other investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands			1 Months Ended										12 Months Ended
	Jun. 02, 2017 ILS (₪)	Nov. 03, 2014	Nov. 30, 2019 ILS (₪)	Apr. 30, 2018 EUR (€)	Dec. 27, 2017 ILS (₪)	Dec. 27, 2017 EUR (€)	Aug. 31, 2016	Jul. 31, 2014 ILS (₪)	Jul. 31, 2014 EUR (€)	Nov. 30, 2013 ILS (₪) Installment	Nov. 30, 2013 EUR (€) Installment	Jul. 17, 2013 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Nov. 30, 2019 EUR (€)	Jul. 17, 2013 EUR (€)
Disclosure of subsidiaries [line items]
Amount of loan														€ 93,320	€ 66,092
Repayment of loan and accrued interest														€ 11,051
Interest rate														3.50%	3.50%
NIS [Member] | Israel Land Authority [Member]
Disclosure of subsidiaries [line items]
Land assessment liability | ₪			₪ 160,000
Consent fee charging payment limit | ₪			₪ 1,000
Expiry date of prior conditional license			Feb. 28, 2020
NIS [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages | ₪					₪ 4,238
Euro [Member] | Israel Land Authority [Member]
Disclosure of subsidiaries [line items]
Land assessment liability																€ 41,300
Euro [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages						€ 1,020
Euro [Member] | Kochav Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Claims damages						€ 1,020
Commitment to pay ordered by court				€ 443
Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition														€ 883
Remaining amount of Acquisition														10,000
Pumped Storage Projects [Member] | A.R.Z. Electricity Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds															8.33%
Interest rate															5.00%
Pumped Storage Projects [Member] | Manara PSP [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds															6.67%
Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition | ₪													₪ 3,400
Remaining amount of Acquisition | ₪													39,000
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds												24.00%
Amount of loan																	€ 164
Repayment of loan and accrued interest											€ 200
Additional compensation aggregate amount											€ 1,400
Number of installments | Installment										2	2
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid											€ 250
Compensation received									€ 260
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid											€ 1,160
Compensation received														€ 1,418
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of loan | ₪												₪ 770
Repayment of loan and accrued interest | ₪										₪ 1,000
Additional compensation aggregate amount | ₪										6,700
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid | ₪										1,200
Compensation received | ₪								₪ 1,200
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid | ₪										₪ 5,500
Compensation received | ₪													₪ 5,500
Electra's holdings [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds		100.00%
Sheva Mizrakot Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		25.00%
Agira Sheuva Electra, L.P [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Chashgal Elyon Ltd. [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Ellomay Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned							75.00%
Licence period							72 months
Ellomay Pumped Storage [Member] | NIS [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Obligated post bond for damages | ₪	₪ 2,000
Kochav Pumped Storage [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Claims damages | ₪					₪ 4,200
Commitment to pay ordered by court				€ 1,900